Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for G. Timothy	Compensation Actually Paid to G. Timothy Laney¹˒²˒³	Average Summary Compensation Table Total for	Average Compensation Actually Paid to Non-PEO	Value of Initial Fixed $100 Investment based on:[5]		Net Income ($ Millions)	Core Net Income[6] ($ Millions)
	Laney¹ ($)	($)	Non-PEO NEOs[1] ($)	NEOs[1,2,4] ($)	TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	3,725,952	2,719,246	1,233,067	1,030,945	132.58	152.73	109.6	118.0
2024	3,945,839	5,129,595	1,124,497	1,364,577	145.60	143.41	118.8	124.4
2023	3,578,101	3,258,465	1,030,317	978,460	122.26	126.69	142.0	142.6
2022	3,290,389	2,753,340	1,012,024	848,531	134.10	127.19	71.3	99.3
2021	3,009,547	5,550,207	957,694	1,442,256	137.05	136.64	93.6	94.9

1.	G. Timothy Laney was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Aldis Birkans	Aldis Birkans	Aldis Birkans	Aldis Birkans	Aldis Birkans
Richard U. Newfield, Jr.	Richard U. Newfield, Jr.	Richard U. Newfield, Jr.	Nicole Van Denabeele	Nicole Van Denabeele
Brendan Zahl	Christopher S. Randall	Christopher S. Randall	Richard U. Newfield, Jr.	Richard U. Newfield
Angela N. Petrucci	Angela N. Petrucci	Angela N. Petrucci	Christopher S. Randall	Angela N. Petrucci
Angela N. Petrucci

2.	The amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the amounts set forth in the “Total” column in the Summary Compensation Table with certain adjustments as described in footnotes 3 and 4 below.

3.	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for G. Timothy Laney ($)	Exclusion of Stock Awards and Option Awards for G. Timothy Laney ($)	Inclusion of Equity Values for G. Timothy Laney ($)	Compensation Actually Paid to G. Timothy Laney ($)
2025	3,725,952	(1,444,946)	438,240	2,719,246
2024	3,945,839	(1,664,934)	2,848,690	5,129,595
2023	3,578,101	(1,441,511)	1,121,875	3,258,465
2022	3,290,389	(1,049,904)	512,855	2,753,340
2021	3,009,547	(1,186,672)	3,727,332	5,550,207

The amounts in the Average Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for G. Timothy Laney ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for G. Timothy Laney ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for G. Timothy Laney ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for G. Timothy Laney ($)	Total - Inclusion of Equity Values for G. Timothy Laney ($)
2025	1,534,454	(883,344)	—	(240,958)	—	28,088	438,240
2024	2,088,605	717,280	—	7,689	—	35,116	2,848,690
2023	1,620,838	8,005	—	(528,891)	—	21,922	1,121,875
2022	807,175	9,633	—	(323,368)	—	19,416	512,855
2021	1,371,004	1,743,632	—	592,202	—	20,494	3,727,332

4.	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the Non-PEO NEOs (as a group) as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Average Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. See footnote 1 for the names of the Non-PEO NEOs included in the calculation for each fiscal year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,233,067	(376,112)	173,990	1,030,945
2024	1,124,497	(352,231)	592,311	1,364,577
2023	1,030,317	(309,897)	258,040	978,460
2022	1,012,024	(303,194)	139,701	848,531
2021	957,694	(302,312)	786,874	1,442,256

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	399,407	(178,055)	—	(53,676)	—	6,314	173,990
2024	439,166	145,558	—	359	—	7,227	592,311
2023	349,133	10,329	—	(106,210)	—	4,788	258,040
2022	196,870	1,373	—	(62,736)	—	4,194	139,701
2021	349,664	323,957	—	108,347	—	4,906	786,874

5.	The Peer Group TSR set forth in this table utilizes the KRX Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the applicable fiscal year (with dividends invested on a total return basis) in the Company and in the KRX Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

6.	We determined Core Net Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and the Non-PEO NEOs in 2025. This performance metric is the highest weighted Company-based financial performance metric we used for our 2025 STIP, as described in more detail in the section “Executive Short-Term Incentive Plan Compensation” above. For purposes of this “Pay Versus Performance Disclosure” section, we have calculated Core Net Income based on the methodology described in “Executive Short-Term Incentive Plan Compensation.” Core Net Income is a non-GAAP financial measure. A reconciliation of this measure to the most directly comparable GAAP financial measure appears in Appendix A. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Core Net Income
Named Executive Officers, Footnote
1.	G. Timothy Laney was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Aldis Birkans	Aldis Birkans	Aldis Birkans	Aldis Birkans	Aldis Birkans
Richard U. Newfield, Jr.	Richard U. Newfield, Jr.	Richard U. Newfield, Jr.	Nicole Van Denabeele	Nicole Van Denabeele
Brendan Zahl	Christopher S. Randall	Christopher S. Randall	Richard U. Newfield, Jr.	Richard U. Newfield
Angela N. Petrucci	Angela N. Petrucci	Angela N. Petrucci	Christopher S. Randall	Angela N. Petrucci
Angela N. Petrucci

Peer Group Issuers, Footnote

5.	The Peer Group TSR set forth in this table utilizes the KRX Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the applicable fiscal year (with dividends invested on a total return basis) in the Company and in the KRX Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,725,952	$ 3,945,839	$ 3,578,101	$ 3,290,389	$ 3,009,547
PEO Actually Paid Compensation Amount	$ 2,719,246	5,129,595	3,258,465	2,753,340	5,550,207
Adjustment To PEO Compensation, Footnote
3.	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for G. Timothy Laney ($)	Exclusion of Stock Awards and Option Awards for G. Timothy Laney ($)	Inclusion of Equity Values for G. Timothy Laney ($)	Compensation Actually Paid to G. Timothy Laney ($)
2025	3,725,952	(1,444,946)	438,240	2,719,246
2024	3,945,839	(1,664,934)	2,848,690	5,129,595
2023	3,578,101	(1,441,511)	1,121,875	3,258,465
2022	3,290,389	(1,049,904)	512,855	2,753,340
2021	3,009,547	(1,186,672)	3,727,332	5,550,207

The amounts in the Average Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for G. Timothy Laney ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for G. Timothy Laney ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for G. Timothy Laney ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for G. Timothy Laney ($)	Total - Inclusion of Equity Values for G. Timothy Laney ($)
2025	1,534,454	(883,344)	—	(240,958)	—	28,088	438,240
2024	2,088,605	717,280	—	7,689	—	35,116	2,848,690
2023	1,620,838	8,005	—	(528,891)	—	21,922	1,121,875
2022	807,175	9,633	—	(323,368)	—	19,416	512,855
2021	1,371,004	1,743,632	—	592,202	—	20,494	3,727,332

Non-PEO NEO Average Total Compensation Amount	$ 1,233,067	1,124,497	1,030,317	1,012,024	957,694
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,030,945	1,364,577	978,460	848,531	1,442,256
Adjustment to Non-PEO NEO Compensation Footnote
4.	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the Non-PEO NEOs (as a group) as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Average Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. See footnote 1 for the names of the Non-PEO NEOs included in the calculation for each fiscal year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,233,067	(376,112)	173,990	1,030,945
2024	1,124,497	(352,231)	592,311	1,364,577
2023	1,030,317	(309,897)	258,040	978,460
2022	1,012,024	(303,194)	139,701	848,531
2021	957,694	(302,312)	786,874	1,442,256

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	399,407	(178,055)	—	(53,676)	—	6,314	173,990
2024	439,166	145,558	—	359	—	7,227	592,311
2023	349,133	10,329	—	(106,210)	—	4,788	258,040
2022	196,870	1,373	—	(62,736)	—	4,194	139,701
2021	349,664	323,957	—	108,347	—	4,906	786,874

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Core Net Income
Asset Quality (Non-Performing Assets Ratio)
Relative Total Shareholder Return (rTSR)
Adjusted Diluted Earnings Per Share (Adjuted Diluted EPS)

Total Shareholder Return Amount	$ 132.58	145.6	122.26	134.1	137.05
Peer Group Total Shareholder Return Amount	152.73	143.41	126.69	127.19	136.64
Net Income (Loss)	$ 109,600,000	$ 118,800,000	$ 142,000,000	$ 71,300,000	$ 93,600,000
Company Selected Measure Amount	118,000,000	124,400,000	142,600,000	99,300,000	94,900,000
PEO Name	G. Timothy Laney
Equity Awards Adjustments, Footnote

The amounts in the Average Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for G. Timothy Laney ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for G. Timothy Laney ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for G. Timothy Laney ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for G. Timothy Laney ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for G. Timothy Laney ($)	Total - Inclusion of Equity Values for G. Timothy Laney ($)
2025	1,534,454	(883,344)	—	(240,958)	—	28,088	438,240
2024	2,088,605	717,280	—	7,689	—	35,116	2,848,690
2023	1,620,838	8,005	—	(528,891)	—	21,922	1,121,875
2022	807,175	9,633	—	(323,368)	—	19,416	512,855
2021	1,371,004	1,743,632	—	592,202	—	20,494	3,727,332

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	399,407	(178,055)	—	(53,676)	—	6,314	173,990
2024	439,166	145,558	—	359	—	7,227	592,311
2023	349,133	10,329	—	(106,210)	—	4,788	258,040
2022	196,870	1,373	—	(62,736)	—	4,194	139,701
2021	349,664	323,957	—	108,347	—	4,906	786,874

Measure:: 1
Pay vs Performance Disclosure
Name	Core Net Income
Non-GAAP Measure Description
6.	We determined Core Net Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and the Non-PEO NEOs in 2025. This performance metric is the highest weighted Company-based financial performance metric we used for our 2025 STIP, as described in more detail in the section “Executive Short-Term Incentive Plan Compensation” above. For purposes of this “Pay Versus Performance Disclosure” section, we have calculated Core Net Income based on the methodology described in “Executive Short-Term Incentive Plan Compensation.” Core Net Income is a non-GAAP financial measure. A reconciliation of this measure to the most directly comparable GAAP financial measure appears in Appendix A. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Asset Quality (Non-Performing Assets Ratio)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings Per Share (Adjuted Diluted EPS)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,444,946)	$ (1,664,934)	$ (1,441,511)	$ (1,049,904)	$ (1,186,672)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	438,240	2,848,690	1,121,875	512,855	3,727,332
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,534,454	2,088,605	1,620,838	807,175	1,371,004
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(883,344)	717,280	8,005	9,633	1,743,632
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,958)	7,689	(528,891)	(323,368)	592,202
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,088	35,116	21,922	19,416	20,494
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,112)	(352,231)	(309,897)	(303,194)	(302,312)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,990	592,311	258,040	139,701	786,874
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	399,407	439,166	349,133	196,870	349,664
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,055)	145,558	10,329	1,373	323,957
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,676)	359	(106,210)	(62,736)	108,347
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,314	$ 7,227	$ 4,788	$ 4,194	$ 4,906